PROFIT SHARE ALLOCATION (Tables)	12 Months Ended
Dec. 31, 2021
Millburn Multi-Markets Trading L.P. [Member]
Schedule of interests are held by direct investors in the Master Fund

	Profit Share
	2021	2020
US Feeder	$43,071	$-
Cayman Feeder	724,803	505,336
Other (1)	132,001	116,973
Total	$899,875	$622,309

(1)	Direct investors in the Partnership